Segment Reporting (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 676,761	$ 693,354	$ 850,381	$ 829,880	$ 615,761	$ 690,538	$ 782,610	$ 815,336	$ 653,840	$ 662,367	$ 780,220	$ 778,046
Cost Of Goods Sold, Excluding Employee Stock Option Plan Special Dividend Compensation	439,097	434,202	510,249	499,442	389,509	448,944	488,669	482,882	401,877	402,518	477,543	446,586
Selling, General and Administrative Expense, Excluding Employee Stock Option Plan Special Dividend Compensation, Before Corporate and other costs	122,399	95,466	107,840	92,126	79,115	90,935	85,089	82,924	85,420	76,100	79,407	75,054
Segment Reporting, Other Segment Item, Amount	(87,948)	(58,807)	(66,624)	(51,690)	(41,859)	(50,669)	(45,741)	(37,096)	(40,404)	(35,646)	(35,298)	(36,364)
Operating Expenses	15,223	13,276	11,384	11,835	12,301	9,843	9,043	11,128	15,769	15,189	12,318	11,457
Consolidated Adjusted EBITDA	187,990	209,217	287,532	278,167	176,695	191,485	245,550	275,498	191,178	204,206	246,250	281,313
Interest Income (Expense), Nonoperating	25,145	22,579	23,116	23,029	22,729	23,094	23,156	22,824	22,878	22,331	21,941	21,712
Interest Income, Other	(3,805)	(8,450)	(7,340)	(5,405)	(5,007)	(4,545)	(7,368)	(6,565)	(6,906)	(6,515)	(5,137)	(3,489)
Depreciation, Depletion and Amortization, Nonproduction	59,818	51,522	54,693	50,228	49,610	47,766	44,807	41,098	42,889	38,053	36,721	37,240
Employee Benefit and Share-Based Payment Arrangement, Noncash	6,538	8,835	8,577	8,404	4,823	7,798	6,983	6,977	8,350	7,402	9,331	6,903
Transaction costs	23,509	7,172	9,317	807	672	5,924	2,685	10	390	1,030	52	1,972
Other Adjusted EBITDA adjustments	9,327	4,729	6,904	4,658	1,222	3,363	3,494	355	1,117	3,686	(383)	2,991
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	39,432	122,743	208,191	189,422	99,220	108,562	171,176	210,507	120,156	135,707	183,602	227,288
Income Tax Expense (Benefit)	5,358	30,557	52,399	46,674	23,166	27,091	40,920	49,886	26,333	30,131	47,476	55,058
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	35,235	94,037	156,500	144,091	76,788	82,289	131,174	162,322	95,479	106,880	137,027	173,905
Income (Loss) from Equity Method Investments	(1,161)	(1,851)	(708)	(1,343)	(734)	(818)	(918)	(1,701)	(1,656)	(1,304)	(901)	(1,675)
Gain (Loss) on Disposition of Assets for Financial Service Operations	28,026	87	(15,926)	7,024	3,426	(477)	617	292	2,304	2,512	123	(13,304)
Intersegment Eliminations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	(22,404)	(23,959)	(25,998)	(25,685)	(19,735)	(18,976)	(22,808)	(26,159)	(18,564)	(27,912)	(18,952)	(18,818)
Cost Of Goods Sold, Excluding Employee Stock Option Plan Special Dividend Compensation	(24,065)	(23,040)	(26,110)	(24,928)	(19,513)	(20,723)	(22,174)	(24,879)	(19,055)	(25,766)	(18,198)	(18,023)
Segment Adjusted EBITDA	1,661	(919)	112	(757)	(222)	1,747	(634)	(1,280)	491	(2,146)	(754)	(795)
Stormwater Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	534,749	540,473	670,665	651,527	478,799	540,525	639,012	668,034	531,439	543,895	648,757	637,429
Stormwater Segment | Intersegment Eliminations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	8,870	9,174	9,346	9,076	8,530	8,913	8,885	9,319	7,550	7,883	7,479	7,737
Stormwater Segment | Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	543,619	549,647	680,011	660,603	487,329	549,438	647,897	677,353	538,989	551,778	656,236	645,166
Cost Of Goods Sold, Excluding Employee Stock Option Plan Special Dividend Compensation	377,356	372,861	435,834	427,119	329,009	384,562	439,031	430,226	352,852	358,306	427,291	387,377
Selling, General and Administrative Expense, Excluding Employee Stock Option Plan Special Dividend Compensation, Before Corporate and other costs	106,709	79,359	88,979	73,782	62,585	73,739	74,133	72,420	74,095	66,324	69,785	65,138
Segment Reporting, Other Segment Item, Amount	(80,625)	(51,356)	(55,420)	(43,793)	(34,371)	(40,110)	(38,938)	(30,189)	(33,832)	(29,566)	(29,375)	(30,193)
Segment Adjusted EBITDA	140,179	148,783	210,618	203,495	130,106	131,247	173,671	204,896	145,874	156,714	188,535	222,844
Wastewater Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	142,012	152,881	179,716	178,353	136,962	150,013	143,598	147,302	122,401	118,472	131,463	140,617
Wastewater Segment | Intersegment Eliminations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	13,534	14,785	16,652	16,609	11,205	10,063	13,923	16,840	11,014	20,029	11,473	11,081
Wastewater Segment | Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	155,546	167,666	196,368	194,962	148,167	160,076	157,521	164,142	133,415	138,501	142,936	151,698
Cost Of Goods Sold, Excluding Employee Stock Option Plan Special Dividend Compensation	85,806	84,381	100,525	97,251	80,013	85,105	71,812	77,535	68,080	69,978	68,450	77,232
Selling, General and Administrative Expense, Excluding Employee Stock Option Plan Special Dividend Compensation, Before Corporate and other costs	15,690	16,107	18,861	18,344	16,530	17,196	10,956	10,504	11,325	9,776	9,622	9,916
Segment Reporting, Other Segment Item, Amount	(7,323)	(7,451)	(11,204)	(7,897)	(7,488)	(10,559)	(6,803)	(6,907)	(6,572)	(6,080)	(5,923)	(6,171)
Segment Adjusted EBITDA	$ 61,373	$ 74,629	$ 88,186	$ 87,264	$ 59,112	$ 68,334	$ 81,556	$ 83,010	$ 60,582	$ 64,827	$ 70,787	$ 70,721